Note 8 - Fixed Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 922,000	$ 1,154,000